Warrant liabilities (Q3) (Tables)	9 Months Ended
Apr. 30, 2025
Warrant liabilities [Abstract]
Continuity of Derivative Warrant Liabilities
The following is a continuity of the Company’s derivative warrant liabilities:

Balance as at July 31, 2024	$—
Warrants fair value upon change in functional currency (Note 2)	454,571
Warrants issued upon De-SPAC transaction (Note 4)	7,196,286
Warrants to be issued (mandatory convertible debentures)	7,500
Change in fair value of warrant liabilities (exercised warrants)	162,396
Change in fair value of warrant liabilities (expired warrants)	(25,067)
Fair value of warrants exercised	(303,492)
Change in fair value of warrant liabilities	(5,788,337)
Balance as at April 30, 2025	$1,703,857